INCOME TAXES (Narrative) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Income Tax Disclosure [Line Items]
Net change in valuation allowance	$ (671)	$ (4,604,054)
Allowable capital losses	131,019	132,394	$ 132,986
Gross unrecognized tax benefits	46,883	68,530
Unrecognized tax benefits which may be recognized	47,015	47,015
Unrecognized tax benefits, interest	3,763	20,369
Unrecognized tax benefits, penalties		$ 1,012
Description of corporate minimum tax on large corporations	For taxable years beginning after December 31, 2022, the Act creates a 15% corporate minimum tax on large corporations with more than $1 billion in financial statement net income, and a 1% excise tax on stock buybacks.	For taxable years beginning after December 31, 2022, the Act creates a 15% corporate minimum tax on large corporations with more than $1 billion in financial statement net income, and a 1% excise tax on stock buybacks.
Canadian [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 18,577,641	$ 18,540,482
Operating loss carryforwards period	NOLs will begin to expire in 2026	NOLs will begin to expire in 2026
Allowable capital losses	$ 485,246	$ 490,348
U.S. Federal [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	0
State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	$ 2,168,593
Operating loss carryforwards period	NOLs will begin to expire in 2034
U.S. Federal and State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carryforwards		$ 2,168,593
Operating loss carryforwards period		NOLs will begin to expire in 2035